Loss Per Common Share - Schedule of Basic and Diluted Loss Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Numerator:
Net loss		$ (9,415)	$ (14,833)	$ (8,643)	$ (26,414)
Net Loss attributable to Series A Preferred Stock	[1]	(21)	(463)	(121)	(3,915)
Numerator for basic EPS - loss attributable to common stockholders				(8,522)	(22,499)
Income attributable to common stockholders - basic and diluted		$ (9,394)	$ (14,370)
Effect of dilutive securities:
Deduct change in fair value of warrant liability				(20,601)
Numerator for diluted EPS - loss attributable to common stockholders after assumed conversions				$ (29,123)	$ (22,499)
Denominator:
Weighted-average number of common shares used in loss per share-basic				36,398,450	22,669,819
Weighted-average number of common shares used in loss per share - basic and diluted		80,484,113	27,670,118
Loss per share - basic and diluted		$ (0.12)	$ (0.52)
Effect of dilutive securities:
Nonparticipating warrants				691,747
Denominator for diluted EPS - adjusted weighted average shares				37,090,197	22,669,819
Loss per share-basic				$ (0.23)	$ (0.99)
Loss per share-diluted				$ (0.79)	$ (0.99)

[1]	The Series A Preferred Stock participates in income and losses.